UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 56.7%
	DIVERSIFIED FINANCIAL SERVICES - 6.9%
$ 4,000,000	General Electric Capital Corp.	2.1500	1/9/2015	$ 4,039,400

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.8%
4,000,000	Federal Home Loan Banks	0.1800	8/5/2014	4,000,396
2,000,000	Federal Home Loan Banks	0.1900	7/25/2014	2,000,080
5,000,000	Federal Home Loan Banks	1.0300	10/23/2014	5,014,645
5,000,000	Federal Home Loan Banks	1.3750	9/12/2014	5,012,685
3,000,000	Federal National Mortgage Association	0.6250	10/30/2014	3,005,505
5,000,000	Federal National Mortgage Association	0.7500	12/19/2014	5,014,785
5,000,000	Federal National Mortgage Association	1.3000	11/17/2014	5,022,450
				29,070,546

	TOTAL BONDS & NOTES (Cost - $33,112,736)			33,109,946

	SHORT-TERM INVESTMENTS - 62.9%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.6%
10,800,000	U.S. Treasury Bill, due 11/13/14			10,799,677
13,500,000	U.S. Treasury Bill, due 4/30/15			13,499,769
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $24,299,446)			24,299,446

Shares	MONEY MARKET FUND - 21.3%
12,436,328	Invesco STIT Treasury Portfolio, to yield 0.02% * (Cost - $12,436,328)			12,436,328

	TOATL SHORT-TERM INVESTMENTS (Cost - $36,735,774)			36,735,774

	TOTAL INVESTMENTS - 119.6% (Cost - $69,848,510) (a)			$ 69,845,720
	OTHER ASSETS LESS LIABILITIES - NET - (19.6) %			(11,450,776)
	NET ASSETS - 100.0%			$ 58,394,944

*	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2014.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $69,844,957 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 4,895
		Unrealized depreciation:		(4,132)
		Net unrealized appreciation:		$ 763

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
				Unrealized
	LONG SWAP (1)			Gain / (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of commodity trading advisors (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a 0.50% notional fee to Deutsche Bank. (Notional Value $60,000,000)

				$ (730,577)
	Total Net Unrealized Depreciation on Swap Contract			$ (730,577)

(1)	This investment is a holding of GPMFS Fund Limited.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares				Value
	EXCHANGE TRADED FUNDS - 38.6%
	EQUITY FUNDS - 38.6%
2,253	iShares Core S&P 500 ETF			$ 443,841
7,449	iShares MSCI ACWI ETF			448,877
9,291	iShares MSCI ACWI ex US ETF			446,247
6,464	iShares MSCI EAFE ETF			441,944
8,534	iShares MSCI EAFE Small-Cap ETF			451,619
10,467	iShares MSCI Emerging Markets ETF			452,488
4,052	iShares Russell 1000 ETF			446,166
3,800	iShares Russell 2000 ETF			451,478
2,764	iShares Russell Mid-Cap ETF			449,316
6,332	iShares US Real Estate ETF			454,574
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,286,496)			4,486,550

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 26.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.1%
$ 1,500,000	Federal Home Loan Banks	0.1400	2/18/2015	1,499,913
1,500,000	Federal Home Loan Banks	2.7500	3/13/2015	1,527,222
	TOTAL BONDS & NOTES (Cost - $3,028,423)			3,027,135

Shares	SHORT-TERM INVESTMENTS - 23.6%
	MONEY MARKET FUND - 23.6%
2,735,104	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, to yield 0.01% (Cost - $2,735,104) *			2,735,104

	TOTAL INVESTMENTS - 88.3% (Cost - $10,050,023) (a)			$ 10,248,789
	OTHER ASSETS LESS LIABILITIES - NET - 11.7%			1,363,244
	NET ASSETS - 100.0%			$ 11,612,033

*	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2014.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $10,050,023 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 200,054
		Unrealized depreciation:		(1,288)
	Net unrealized appreciation:			$ 198,766

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

LONG FUTURES CONTRACTS
Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
91	10 YR Mini JBG Future Sep 2014	49,581	$ 49,581
115	3 Mo EuroYen TFX Mar 2015	2,418	2,418
62	3 YR AUD Gov Bond Sep 2014	35,356	35,356
141	3-Month Euro (Euribor) Sep 2015	10,900	10,900
102	90 Day Euro $ Future Mar 2016	600	600
9	Australian Dollar Future Sep 2014 +	4,955	4,955
13	British Pound Future Sep 2014 +	14,863	14,863
9	Canadian Dollar Future Sep 2014 +	3,130	3,130
13	Cocoa Sep 2014 +	406,510	1,950
5	Crude Oil Future Aug 2014 +	526,850	(2,030)
5	Euro CHF 3 Mo Lif June 2015	592	(592)
2	Euro-Bund Future Sep 2014 +	402,484	3,066
9	Feeder Cattle Aug 2014 +	121,175	121,175
5	FTSE 100 Index Sep 2014	1,556	(1,556)
2	Gas Oil Future Aug 2014 +	183,750	(2,800)
3	Gasoline RBOB Aug 2014 +	383,456	(4,175)
6	Hang Seng Index Future Jul 2014	13,587	13,587
8	Long Gilt Future Sep 2014 +	1,503,968	1,710
22	Mexican Peso Future Sep 2014 +	2,600	2,600
18	Mini Gold Future Aug 2014 +	790,027	22,028
7	Nasdaq 100 E-Mini Sep 2014	6,937	6,937
2	Natural Gas Future Aug 2014 +	89,220	(5,060)
6	New Zealand Dollar Future Sep 2014 +	4,240	4,240
10	Nikkei 225 (SGX) Sep 2014	4,259	(4,259)
1	Platinum Future Oct 2014 +	74,145	1,305
10	S&P Emini Future Sep 2014	3,703	3,703
2	SPI 200 Sep 2014	1,038	(1,038)
2	Swiss Franc Future Sep 2014 +	75	75
3	US 10 Yr Future Sep 2014 +	375,516	586
1	US 5Yr Note (CBT) Sep 2014 +	119,461	(422)
12	US Long Bond Future Sep 2014 +	1,646,256	12,297
	Net Unrealized Gain from Open Long Futures Contracts		$ 295,130

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

SHORT FUTURES CONTRACTS
Short Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain/(Loss)
13	3 Mo Sterling (Short Sterling) Sep 2015	641	$ (641)
13	Corn Future Dec 2014 +	276,413	10,737
6	Cotton Dec 2014 +	220,530	9,775
5	Dollar Index Future Sep 2014 +	410	410
6	Euro Fx Future Sep 2014 +	8,375	(8,375)
7	Frozen Concentrated OJ Sep 2014 +	154,088	3,562
1	Japanese Yen Future Sep 2014 +	1,519	(1,519)
13	Rough Rice Futures Sep 2014 +	352,820	13,690
3	Soybean Oil Future Aug 2014 +	70,110	474
2	Wheat Future Dec 2014 +	59,825	50
12	World Sugar #11 Oct 2014 +	242,054	2,005
	Net Unrealized Gain from Open Short Futures Contracts		$ 30,168

+ This investment is a holding of GPMAS Fund Ltd.

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Funds' investments measured at fair value:

Grant Park Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 33,109,946	$ -	$ 33,109,946
Short Term Investments
U.S. Government and Agency Obligations	-	24,299,446	-	24,299,446
Money Market Fund	12,436,328	-	-	12,436,328
Total	$ 12,436,328	$ 57,409,392	$ -	$ 69,845,720

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 730,577	$ -	$ 730,577
Total	$ -	$ 730,577	$ -	$ 730,577

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 3,027,135	$ -	$ 3,027,135
Exchange Traded Funds	4,486,550	-	-	4,486,550
Short Term Investment	2,735,104	-	-	2,735,104
Long Futures Contracts	295,130	-	-	295,130
Total	$ 7,516,784	$ 3,027,135	$ -	$ 10,543,919

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 30,168	$ -	$ -	$ 30,168
Total	$ 30,168	$ -	$ -	$ 30,168

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary.  The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  GPMFS commenced operations on March 11, 2011.  GPMAS commenced operations on January 3, 2014.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

A summary of the Grant Park Managed Futures Strategy Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
June 30, 2014
Fair Value of Commodity Pool Investment	$ 14,247,911
Other Assets	$ -
Total Net Assets	$ 14,247,911

Percentage of the Fund's Total Net Assets	24.4%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:

June 30, 2014
Fair Value of Commodity Pool Investment	$ 621,443
Other Assets	$ -
Total Net Assets	$ 621,443

Percentage of the Fund's Total Net Assets	5.4%

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies.  Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, both are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned controlled foreign corporation, GPMFS’s and GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – GPMFS is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

The notional value of the swap disclosed in the Consolidated Portfolio of Investments at June 30, 2014 is a reflection of the volume of derivative activity of GPMFS.

Grant Park Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Futures Contracts – The Funds are subject to equity price risk,  interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, each Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/14